Deferred Government Grants	12 Months Ended
Dec. 31, 2017
Revenue Recognition and Deferred Revenue [Abstract]
Deferred Government Grants
17.	DEFERRED GOVERNMENT GRANTS

During the years ended December 31, 2015, 2016 and 2017, the Company received RMB10,160, nil and RMB2,877 (US$442), respectively, in government grants from the relevant PRC government authorities for the use in construction of property and equipment. These grants are initially deferred and subsequently recognized in the consolidated statements of operations when the Company has complied with the conditions or performance obligations attached to the related government grants, if any, and the grants are no longer refundable. Grants that subsidize the construction cost of property and equipment are amortized over the life of the related assets as a reduction of the associated depreciation expense.

Movements of deferred government grants are as follows:

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Balance at beginning of the year	33,572	37,620	30,993	4,764
Additions	10,160	—	2,877	442
Decrease due to disposal of subsidiaries	—	—	(3,573)	(549)
Recognized as a reduction of depreciation expense	(6,112)	(6,627)	(7,862)	(1,209)

Balance at end of the year	37,620	30,993	22,435	3,448